EMPLOYEE BENEFIT PLAN AND PROFIT APPROPRIATION (Details Textual) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Compensation and Retirement Disclosure [Abstract]
Defined Contribution Plan, Cost Recognized	¥ 2,170	¥ 4,615	¥ 7,241
Percentage Of Entity Registered Capital	50.00%
Statutory Surplus Reserve Fund Annual Appropriation Percentage	10.00%
Statutory Surplus Reserve Fund Appropriations	¥ 21,513	¥ 20,848